Supplement dated September 29, 2006 to the Statement of Additional Information
  - Part II for IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, and Loomis Sayles Funds II dated February 1, 2006, as may be revised and supplemented from time to time

Effective September 30, 2006 the following information is added to the sub-section "Portfolio Managers' Management of Other Accounts" within the section "Portfolio Management Information":

The following table provides information on the other accounts managed by Kathleen Gaffney, Matthew Eagan and Elaine Stokes as of June 30, 2006. Information about Mr. Eagan's management of other accounts is updated as indicated below.

                Registered Investment Companies  Other Pooled Investment Vehicles             Other Accounts
               --------------------------------- -------------------------------  ------------------------------------------
                                    Advisory fee                     Advisory fee
                  Other Accounts    is based on    Other Accounts    is based on     Other Accounts    Advisory fee is based
                     Managed        performance       Managed        performance        Managed          on performance
               -------------------- ------------ ------------------  ------------ -------------------- ---------------------
   Name of
  Portfolio    # of      Total      # of  Total  # of      Total     # of  Total  # of      Total      # of       Total
Manager (Firm) Accts     Assets     Accts Assets Accts     Assets    Accts Assets Accts     Assets     Accts      Assets
-------------- ----- -------------- ----- ------ -----  ------------ ----- ------ ----- -------------- -----   ------------
  Kathleen
    C.
    Gaffney
    (Loomis
    Sayles)...   5   $9,668 million   0     0      0               0   0     0     43   $3,705 million   0                0
  Matthew
    J.
    Eagan
    (Loomis
    Sayles)...   3   $   81 million   0     0      1    $124 million   0     0     39   $1,725 million   0                0
  Elaine J.
    Stokes
    (Loomis
    Sayles)...   2   $   43 million   0     0      0               0   0     0     27   $  772 million   1     $174 million

Effective September 30, 2006 the following information is added to the sub-section "Portfolio Managers' Ownership of Fund Shares" within the section "Portfolio Management Information":

The following table sets forth the dollar range of equity securities of the Loomis Sayles Investment Grade Bond Fund beneficially owned by Kathleen Gaffney, Matthew Eagan and Elaine Stokes as of June 30, 2006.

                                                              Dollar Range of
Name of Portfolio                                             Equity Securities
Manager              Fund(s) Managed                          Invested*
-----------------    ---------------------------------------- -----------------

Kathleen C. Gaffney. Loomis Sayles Investment Grade Bond Fund         A

Matthew J. Eagan.... Loomis Sayles Investment Grade Bond Fund         A

Elaine J. Stokes.... Loomis Sayles Investment Grade Bond Fund         A

* A.None
  B.$1 - 10,000
  C.$10,001 - $50,000
  D.$50,001 - $100,000
  E.$100,001 - $500,000
  F.$500,001 - $1,000,000
  G.over $1,000,000

                      VAUGHAN NELSON SMALL CAP VALUE FUND
                                 (the "Fund")

Supplement dated September 29, 2006 to the IXIS Advisor Equity Funds Statement of Additional Information, Part I (the "Statement"), dated May 1, 2006, as may be revised and supplemented from time to time

Effective August 31, 2006, IXIS Asset Management Advisors, L.P. has given a binding undertaking to the Fund to limit the amount of total annual fund operating expenses for Class Y shares of the Fund to 1.35% of the Fund's average daily net assets. Accordingly, the table on page xvi of the Statement is amended and restated as follows with respect to the Fund:

                                              Expense     Date of
          Fund                                 Limit    Undertaking
          ----                                ------- ---------------
          Vaughan Nelson Small Cap Value Fund
          Class A............................  1.60%  May 1, 2006
          Class B............................  2.35%  May 1, 2006
          Class C............................  2.35%  May 1, 2006
          Class Y............................  1.35%  August 31, 2006